Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Balance			$ 1,080,498	$ 1,054,208	$ 1,054,208	$ 1,014,337	$ 1,003,506
Net change	$ 12,980	$ 14,754	11,852	30,704	(39,571)	(1,025)	3,249
Balance	1,304,054		1,304,054		1,080,498	1,054,208	1,014,337
Unrealized Gains (Losses) on Securities Available for Sale
Accumulated Other Comprehensive Income Loss [Line Items]
Balance			(21,819)	5,901	5,901	8,664	4,992
Net change			11,666		(27,720)	(2,763)	3,672
Balance	(10,153)		(10,153)		(21,819)	5,901	8,664
Unrealized Gains (Losses) on Derivative Instruments Designated as Cash Flow Hedges
Accumulated Other Comprehensive Income Loss [Line Items]
Balance			(10,212)	1,626	1,626
Net change			186		(11,838)	1,626
Balance	(10,026)		(10,026)		(10,212)	1,626
Unrealized Gains (Losses) on Defined Benefit Pension Plans
Accumulated Other Comprehensive Income Loss [Line Items]
Balance			(500)	(487)	(487)	(599)	(176)
Net change					(13)	112	(423)
Balance	(500)		(500)		(500)	(487)	(599)
Accumulated OCI
Accumulated Other Comprehensive Income Loss [Line Items]
Balance			(32,531)	$ 7,040	7,040	8,065	4,816
Net change			11,852		(39,571)	(1,025)	3,249
Balance	$ (20,679)		$ (20,679)		$ (32,531)	$ 7,040	$ 8,065